Retained Earnings and Dividends Paid - Summary of Changes in Retained Earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning balance	₩ 21,431,300
Loss for the year attributed to owners of the controlling company	(4,822,549)	₩ (24,466,853)	₩ (5,304,522)
Changes in equity method retained earnings
Changes	(595,056)	(1,338,293)
Remeasurements of defined benefit liability, net of tax	(271,724)	663,095	210,409
Additional paid-in capital and others	6,023	126,792	75,211
Ending balance	16,338,262	21,431,300
Retained earnings [member]
Beginning balance	21,431,300	45,258,244
Loss for the year attributed to owners of the controlling company	(4,822,549)	(24,466,853)
Changes in equity method retained earnings
Beginning balance	16,275	3,970
Changes	(27,349)	12,305
Ending balance	(11,074)	16,275	3,970
Remeasurements of defined benefit liability, net of tax	(242,987)	626,769	201,067
Others	(153)	0
Additional paid-in capital and others	0	835	0
Ending balance	₩ 16,338,262	₩ 21,431,300	₩ 45,258,244